ESTIMATION OF FAIR VALUE - Valuation of equity instruments Level 3 (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($) item
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 55,027
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 1,602,297
Equity investments | Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation by number of times | item	1
Equity investments | Level 3 of fair value hierarchy [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.30%
Decrease in variation (as a percent)	0.30%
Equity investments | Level 3 of fair value hierarchy [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 8,462
Equity investments | Level 3 of fair value hierarchy [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	(8,183)
Equity investments | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	17,951
Equity investments | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (29,162)
Equity investments | Level 3 of fair value hierarchy [member] | Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1
Equity investments | Level 3 of fair value hierarchy [member] | Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 5,039
Equity investments | Level 3 of fair value hierarchy [member] | Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (5,043)
Equity investments | Level 3 of fair value hierarchy [member] | Option one, income | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Equity investments | Level 3 of fair value hierarchy [member] | Option one, income | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 1,790
Equity investments | Level 3 of fair value hierarchy [member] | Option one, income | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (1,680)
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Discount interest rates | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Decrease in variation (as a percent)	0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Discount interest rates | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 1,078
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Discount interest rates | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (976)
Equity investments | Level 3 of fair value hierarchy [member] | Market value (square meter) | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	10.00%
Equity investments | Level 3 of fair value hierarchy [member] | Market value (square meter) | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)	(0.10%)
Equity investments | Level 3 of fair value hierarchy [member] | Market income | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	10.00%
Equity investments | Level 3 of fair value hierarchy [member] | Market income | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)	(0.10%)
Equity investments | Level 3 of fair value hierarchy [member] | Initial capitalization rate | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Initial capitalization rate | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)	(0.50%)
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Growth in residual values | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Growth in residual values | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)	(0.50%)
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 305
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (267)
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | More than 5 years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | More than 5 years [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 250
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | More than 5 years [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (217)